NOTE 5 – PREPAID AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 5 – PREPAID AND OTHER CURRENT ASSETS

NOTE 5 – PREPAID AND OTHER CURRENT ASSETS

Prepaid and other current assets at December 31, 2022 and 2021 consisted of the following:

	December 31,	December 31,
	2022	2021
Subscription receivable	$—	$100,000
Other receivable	120,139	143,187
Prepaid expenses	26,600	23,320
Advance payment	21,000	—
Tax receivable	389	603
Deposit for acquisition of asset	357,500	—
Security deposit	20,000	—
Total prepaid and other current assets	$545,628	$267,110